Other Non-Current Assets	6 Months Ended
Mar. 31, 2023
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
12.	OTHER NON-CURRENT ASSETS

As of September 30, 2022 and March 31, 2023, other non-current assets consisted of the following:

	2022	2023
	(audited)
Prepayment for intent equity investment	$-	$1,339,624
Long-term receivables due to disposal of Tianjin Jiahao	-	1,141,228
Prepaid expenses for land use right (1)	1,140,595	644,276
Prepaid construction fee (2)	276,939	13,895
Total of other non-current assets	$1,417,534	$3,139,023

(1)	The balance is the prepayment to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarter buildings in Changzhou.
(2)	The balance is prepaid construction fee for plant maintenance and renovation.